Fair Value of Financial Assets and Liabilities: (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements - Instruments Issued By Chilean Government And Central Bank [Member] - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial assets held-for-trading instruments [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
Transfers from level 1 to level 2	$ 425	$ 84
Transfers from level 2 to level 1	109	17
Instruments Issued By Foreign Institutions [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
Transfers from level 1 to level 2
Transfers from level 2 to level 1
Financial assets at fair value through other comprehensive income [Member]
Fair Value of Financial Assets and Liabilities: (Details) - Schedule of reconciliation between the beginning and ending balances of instruments classified as Level 3, whose fair value is reflected in the financial statements [Line Items]
Transfers from level 1 to level 2
Transfers from level 2 to level 1